Leases - Summary Of Lease Costs Are Reflected In The Statements Of Operations And Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease Costs Are Reflected In The Statements Of Operations And Comprehensive Loss [Line Items]
Lease, Cost	$ 776	$ 313
Cost of revenue
Disclosure Of Lease Costs Are Reflected In The Statements Of Operations And Comprehensive Loss [Line Items]
Lease, Cost	45
Research and development
Disclosure Of Lease Costs Are Reflected In The Statements Of Operations And Comprehensive Loss [Line Items]
Lease, Cost	613	263
Sales and marketing
Disclosure Of Lease Costs Are Reflected In The Statements Of Operations And Comprehensive Loss [Line Items]
Lease, Cost	8
General and administrative
Disclosure Of Lease Costs Are Reflected In The Statements Of Operations And Comprehensive Loss [Line Items]
Lease, Cost	$ 110	$ 50